Financial risk management objectives and policies - Disclosure of maturity analysis for non-derivative financial liabilities (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 492,039,336	$ 602,202,126
Margin loans payable	317,722,438	321,999,549
Financial liabilities included in other payables and accruals	66,043,430	25,011,870
Convertible bonds	125,273,321
Due to fellow subsidiaries		574,202,907
Due to immediate holding company		2,145,792,209
Non-derivative financial liabilities, undiscounted cash flows	$ 1,001,078,525	$ 3,669,208,661
Margin Loans Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	6.625%	6.75%
Convertible Bond [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	7.80%
On demand or less than 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 492,039,336	$ 602,202,126
Margin loans payable	317,722,438	321,999,549
Financial liabilities included in other payables and accruals	66,043,430	25,011,870
Due to fellow subsidiaries		574,202,907
Due to immediate holding company		2,145,792,209
Non-derivative financial liabilities, undiscounted cash flows	875,805,204	$ 3,669,208,661
1 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds	125,273,321
Non-derivative financial liabilities, undiscounted cash flows	$ 125,273,321